Statement of Changes in Net Assets Available for Benefits - 401(k) SP $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income (loss)
Plan interest in net investment income (loss) of the Master Trust	$ 4,309,391
Net appreciation (depreciation) in fair value of investments from participant directed brokerage accounts	178,678
Net investment income (loss)	4,488,069
Interest and dividend income
Interest income on notes receivable from participants	11,833
Interest and dividend income from participant directed brokerage accounts	43,583
Total interest and dividend income	55,416
Contributions
Participant	476,314
Employer	497,794
Rollover	34,830
Total contributions	1,008,938
Deductions
Participant withdrawals	(1,339,179)
Administrative expenses	(10,717)
Total deductions	(1,349,896)
Net increase (decrease) in net assets available for benefits	4,202,527
Net assets available for benefits
Beginning of year	18,843,133
End of year	$ 23,045,660